Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jan. 30, 2017
Document Effective Date	Jan. 31, 2017
Prospectus Date	Jan. 31, 2017
BlueStar TA-BIGITech ™ Israel Technology ETF | BlueStar TA-BIGITech Israel Technology ETF
Prospectus:
Trading Symbol	ITEQ
Etho Climate Leadership U.S. ETF | Etho Climate Leadership U.S. ETF
Prospectus:
Trading Symbol	ETHO
Tierra XP Latin America Real Estate ETF | Tierra XP Latin America Real Estate ETF
Prospectus:
Trading Symbol	LARE